Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Age	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options granted	58,207
Non-qualified stock options received by nonemployee board of directors	3,000
Weighted-average grant-date exercise price of options granted	$ 108.24	$ 69.12	$ 86.90
Aggregate intrinsic values of options exercised	$ 7,142,000	$ 7,176,000	$ 1,621,000
Aggregate intrinsic values for options outstanding	10,689,000
Aggregate intrinsic values for options exercisable	8,649,000
Common stock price	$ 99.94
Percentage of incentive compensation to acquire shares, maximum	50.00%
Percentage of discount rate to market value on the incentive compensation	20.00%
Company normal retirement age	62
Awards available for grant	457,000
Common stock reserved for future issuance	250,000
Cumulative shares issued under shareholder value achievement plan	42,025
Recognized tax benefit related to stock-based compensation expense	2,772,000	3,077,000	4,557,000
Options granted in 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Options granted in 2005 through 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	8 years
Options granted prior to January 1, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee stock options expiration date	10 years
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock price	$ 99.94
Weighted-average grant-date fair value of stock awards, granted	$ 99.23	$ 81.41	$ 84.71
Aggregate intrinsic values for stock awards	732,000
Aggregate intrinsic values of stock awards, distributed	466,000	375,000	165,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant-date fair value of stock awards, granted	$ 108.24	$ 69.12	$ 86.90
Aggregate intrinsic values for stock awards	19,693,000
Aggregate intrinsic values of stock awards, distributed	$ 9,413,000	$ 8,695,000	$ 10,237,000
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for future issuance	300,000
Minimum percentage of board of directors retainer required to be paid in common stock	50.00%
Percentage of discount rate to market value on board of directors fees paid in common stock	20.00%
Common stock issued under the plan	6,583	9,502	8,583